Reclamation Bonds	12 Months Ended
Dec. 31, 2021
Reclamation Bonds [Abstract]
RECLAMATION BONDS

NOTE 3 – RECLAMATION BONDS

At December 31, 2021 and 2020, the Company has a surety bond of $674,000 in an escrow account with the bonding company for reclamation of its property. This escrowed amount is held at Bank of New York, Mellon for the Company’s benefit. It may not be released to the Company without the prior consent of the surety bondholder. The escrowed amount does not earn interest.

In December 2020, the Company was notified by the Utah Department of Natural Resources that the reclamation cost estimate for the Kiewit properties had been escalated from $1,348,000 to $1,537,000, an increase of $189,000. The amount was remitted to the Utah Division of Oil, Gas and Mining on March 11, 2021.

Total reclamation bonds posted at December 31, 2021 and December 31, 2020 are $947,116 and $758,011, respectively, which consists of the above escrowed amount along with certificate of deposits held with the state of Utah for the remaining bonds on the property, including exploration bonds.